Equity (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Capital Units [Table Text Block]
The change in Common Units was as follows:

	Years Ended December 31,
	2016 (1)	2015 (1)	2014 (1)
Number of Common Units, beginning of period	758.5	533.4	500.9
Common Units redeemed in connection with certain transactions	(26.7)	(77.8)	(28.1)
Common Units issued in connection with certain acquisitions	13.3	258.2	23.7
Common Units issued in connection with the Distribution Reinvestment Plan	9.9	11.7	4.2
Common Units issued in connection with Equity Distribution Agreements	39.0	31.7	32.2
Issuance of Common Units under equity incentive plans	0.8	1.3	0.5
Number of Common Units, end of period	794.8	758.5	533.4

(1)	The historical common units presented have been retrospectively adjusted to reflect the 1.5 to one unit-for-unit exchange in connection with the Sunoco Logistics Merger.

Schedule of Future Relinquishments of Incentive Distribution Rights [Table Text Block]
ETE agreed to relinquish its right to the following amounts of incentive distributions in future periods, including distributions on Class I Units:

Total Year
2017	$626
2018	138
2019	128
Each year beyond 2019	33

Comprehensive Income (Loss) Note [Text Block]
The following table presents the components of AOCI, net of tax:

	December 31,
	2016	2015
Available-for-sale securities	$2	$—
Foreign currency translation adjustment	(5)	(4)
Actuarial gain related to pensions and other postretirement benefits	7	8
Investments in unconsolidated affiliates, net	4	—
Total AOCI, net of tax	$8	$4

Schedule of taxes related to accumulated other comprehensive income [Table Text Block]
The table below sets forth the tax amounts included in the respective components of other comprehensive income:

	December 31,
	2016	2015
Available-for-sale securities	$(2)	$(2)
Foreign currency translation adjustment	3	4
Actuarial loss relating to pension and other postretirement benefits	—	7
Total	$1	$9

ETP [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Distributions declared during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2013	February 7, 2014	February 14, 2014	$0.6133
March 31, 2014	May 5, 2014	May 15, 2014	0.6233
June 30, 2014	August 4, 2014	August 14, 2014	0.6367
September 30, 2014	November 3, 2014	November 14, 2014	0.6500
December 31, 2014	February 6, 2015	February 13, 2015	0.6633
March 31, 2015	May 8, 2015	May 15, 2015	0.6767
June 30, 2015	August 6, 2015	August 14, 2015	0.6900
September 30, 2015	November 5, 2015	November 16, 2015	0.7033
December 31, 2015	February 8, 2016	February 16, 2016	0.7033
March 31, 2016	May 6, 2016	May 16, 2016	0.7033
June 30, 2016	August 8, 2016	August 15, 2016	0.7033
September 30, 2016	November 7, 2016	November 14, 2016	0.7033
December 31, 2016	February 7, 2017	February 14, 2017	0.7033

Sunoco Logistics [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Distributions declared during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2013	February 10, 2014	February 14, 2014	$0.3312
March 31, 2014	May 9, 2014	May 15, 2014	0.3475
June 30, 2014	August 8, 2014	August 14, 2014	0.3650
September 30, 2014	November 7, 2014	November 14, 2014	0.3825
December 31, 2014	February 9, 2015	February 13, 2015	0.4000
March 31, 2015	May 11, 2015	May 15, 2015	0.4190
June 30, 2015	August 10, 2015	August 14, 2015	0.4380
September 30, 2015	November 9, 2015	November 13, 2015	0.4580
December 31, 2015	February 8, 2016	February 12, 2016	0.4790
March 31, 2016	May 9, 2016	May 13, 2016	0.4890
June 30, 2016	August 8, 2016	August 12, 2016	0.5000
September 30, 2016	November 9, 2016	November 14, 2016	0.5100
December 31, 2016	February 7, 2017	February 14, 2017	0.5200

PennTex [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
PennTex Quarterly Distributions of Available Cash
PennTex is required by its partnership agreement to distribute a minimum quarterly distribution of $0.2750 per unit at the end of each quarter. Distributions declared during the periods presented were as follows:

Quarter Ended	Record Date	Payment Date	Rate
September 30, 2016	November 7, 2016	November 14, 2016	$0.2950
December 31, 2016	February 7, 2017	February 14, 2017	0.2950